GENERAL (Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended			12 Months Ended
	Dec. 31, 2014 item	Apr. 27, 2015	Apr. 16, 2015	Feb. 01, 2015	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Number of operating segment	1
Accumulated deficit	$ 67,992,000				68,200,000
Subsequent Event [Member] | Convertible debt [Member]
Schedule of Equity Method Investments [Line Items]
Convertible amount of debt			300,000
Percentage of conversion price			15.00%
Number of trading days			7 days
Debt Instrument, Convertible, Latest Date		Aug. 31, 2016
Number of extended convertible days		30 days
Percentage of variable rate				9.00%
Subsequent Event [Member] | Convertible debt [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Conversion price			$ 1.00
Repayment of convertible debt		7,500,000
Subsequent Event [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from shares issued under initial public offering			$ 13,000,000
CACS [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	80.00%
Equity interest held by third party	20.00%
Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	78.00%				81.00%	68.00%